Earnings(loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings(loss) per share
Schedule Of Basic And Diluted Earnings/(loss) Per Share
	2021 RMB’000	2022 RMB’000	2023 RMB’000
Net profit/(loss) attributable to the equity holders of the Company - numerator for basic and diluted earnings/(loss) per share	(102,458)	(24,275)	(316,642)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted earnings/(loss) per share	1,002,201	1,003,304	2,109,776
Basic and diluted earnings/(loss) per share	(0.10)	(0.02)	(0.15)